Significant accounting policies (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about adoption of IFRS 16
Operating lease commitments disclosed as at December 31, 2018				€ 27,704
Current lease liabilities	€ 6,401	€ 5,826		0
Non-current lease liabilities	23,035	19,558		0
Change in accounting policy affected the statement of financial position
Property, plant and equipment (right-of-use assets)	68,264	40,707		23,137
Other current assets (prepaid expenses)	(11,953)	(9,138)		(8,244)
Total assets	5,717,731	6,068,609		1,439,496
Accumulated losses	(334,701)	(109,223)		(297,779)
Deferred income	(443,159)	(414,298)		(149,801)
Total equity and liabilities	€ 5,717,731	€ 6,068,609		1,439,496
IFRS 16
Disclosure of detailed information about adoption of IFRS 16
Weighted average incremental borrowing rate			1.55%
Operating lease commitments disclosed as at December 31, 2018				€ 27,704
Less : discounting effect using the lessee's incremental borrowing rate at the date of initial application			€ (1,223)
Less : other			(569)
Lease liability			25,912
Current lease liabilities			4,516
Non-current lease liabilities			21,396
Change in accounting policy affected the statement of financial position
Property, plant and equipment (right-of-use assets)			26,406
Other current assets (prepaid expenses)			(494)
Total assets			25,912
Accumulated losses			416
Lease liabilities (current and non-current)			25,912
Deferred income			(416)
Total equity and liabilities			€ 25,912